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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Dec. 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Castle Creek Arbitrage LLC
                 -------------------------------
   Address:      227 West Monroe, Suite 3550
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

Form 13F File Number: 28-11853
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Constance Wick
         -------------------------------
Title:   GC / CCC
         -------------------------------
Phone:   312.692.7564
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Constance Wick              Chicago, IL       Feb. 13, 2012
   -------------------------------    -----------------   --------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 84
                                        --------------------

Form 13F Information Table Value Total: 1365
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

      Column 1             Column 2       Column 3 Column 4         Column 5          Column 6    Column 7         Column 8
----------------------- ---------------- --------- -------- ----------------------- ------------ ---------- -----------------------
                                                   VALUE    SHRS OR     SH/    PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS   CUSIP     (X$1000) PRN AMT     PRN    CALL   DISCRETION   MANAGERS    SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc               Note 5.250% 3/1  013817AT8   42,369 27,806,000  PRN             Sole                27,806,000
Alliance Data Systems
 Corp                   Note 1.750% 8/0  018581AD0   42,182 30,650,000  PRN             Sole                30,650,000
Alliance Data Systems
 Corp                   Note 4.750% 5/1  018581AC2  121,362 53,685,000  PRN             Sole                53,685,000
Alliance Data Systems
 Corp                   Com              018581108      208    200,000   SH    PUT      Sole                   200,000
Alliant Techsystems Inc Note 3.000% 8/1  018804AK0   14,133 13,705,000  PRN             Sole                13,705,000
AMERIGROUP Corp         Note 2.000% 5/1  03073TAB8   38,180 27,184,000  PRN             Sole                27,184,000
Amgen Inc               Note 3/0         031162AL4      427    538,000  PRN             Sole                   538,000
AMR Corp                Com              001765106      700  2,000,000   SH    PUT      Sole                 2,000,000
ArvinMeritor Inc        Frnt 4.625% 3/0  043353AF8    1,495  2,000,000  PRN             Sole                 2,000,000
AutoNation Inc          Com              05329W102    1,261     34,200   SH    PUT      Sole                    34,200
Bank of America Corp    Com              060505104    3,894    700,300   SH             Sole                   700,300
Barclays Bk Plc         Ipth S&P VIX     06740C261    7,106    200,000   SH    PUT      Sole                   200,000
Best Buy Co Inc         Sdcv 2.250% 1/1  086516AF8   13,800 13,800,000  PRN             Sole                13,800,000
Blue Wolf Mongolia
 Holdings               Shs              G11962100    2,570    267,100   SH             Sole                   267,100
Blue Wolf Mongolia
 Holdings               Unit 99/99/9999  G11962126      217     21,600   SH             Sole                    21,600
Blue Wolf Mongolia
 Holdings               *W exp 07/20/201 G11962118    2,570    267,100   SH             Sole                   267,100
BorgWarner Inc          Note 3.500% 4/1  099724AF3   97,797 50,250,000  PRN             Sole                50,250,000
Cemex SAB de CV         Note 4.875% 3/1  151290AV5   27,510 42,000,000  PRN             Sole                42,000,000
Cubist Pharmaceuticals
 Inc                    Note 2.500% 11/0 229678AD9   17,572 11,750,000  PRN             Sole                11,750,000
Discover Finl Svcs      Com              254709108    1,440     60,000   SH    PUT      Sole                    60,000
EMC Corp Mass           Note 1.750% 12/0 268648AM4   36,524 25,390,000  PRN             Sole                25,390,000
Exterran Hldgs Inc      Note 4.250% 6/1  30225XAA1    2,834  3,184,000  PRN             Sole                 3,184,000
Forest City Enterprises
 Inc                    Note 5.000% 10/1 345550AM9   19,611 17,471,000  PRN             Sole                17,471,000
General Motors Co       Com              37045V100   17,690    872,700   SH    PUT      Sole                   872,700
General Motors Co       *W exp 07/10/201 37045V118   19,347    954,450   SH             Sole                   954,450
General Motors Co       *W exp 07/10/201 37045V126   29,178  1,439,443   SH             Sole                 1,439,443
Gilead Sciences Inc     Note 1.000% 5/0  375558AN3    5,926  5,412,000  PRN             Sole                 5,412,000
Global Eagle
 Acquisition Corp       Com              37951D102    3,840    400,000   SH             Sole                   400,000
Global Eagle
 Acquisition Corp       *W exp 05/13/201 37951D110    3,840    400,000   SH             Sole                   400,000
Human Genome Sciences
 Inc                    Com              444903103    3,532    477,900   SH    CALL     Sole                   477,900
Incyte Corp Ltd         Note 4.750% 10/0 45337CAJ1   22,012 11,693,000  PRN             Sole                11,693,000
Interpublic Group of
 Cos Inc                Note 4.250% 3/1  460690BA7   13,366 13,250,000  PRN             Sole                13,250,000
JetBlue Airways Corp    Dbcv 5.500%10/1  477143AD3    8,806  6,853,000  PRN             Sole                 6,853,000
JetBlue Airways Corp    Dbcv 5.500%10/1  477143AE1   20,193 14,686,000  PRN             Sole                14,686,000
JPMorgan Chase & Co     Com              46625H100    5,017    150,900   SH             Sole                   150,900
JPMorgan Chase & Co     Com              46625H100    3,239     97,400   SH    CALL     Sole                    97,400
Knight Cap Group Inc    Note 3.500% 3/1  499005AE6    8,873  9,818,000  PRN             Sole                 9,818,000
L-3 Communications Corp Debt 3.000% 8/0  502413AW7    7,422  7,751,000  PRN             Sole                 7,751,000
Laboratory Corp of Amer
 Hldgs                  Note 9/1         50540RAG7   42,836 37,194,000  PRN             Sole                37,194,000
Lincare Hldgs Inc       Note 2.750%11/0  532791AF7   18,006 16,500,000  PRN             Sole                16,500,000
Market Vectors ETF Tr   Gold Miner ETF   57060U100    5,349    104,000   SH    PUT      Sole                   104,000
Market Vectors ETF Tr   Gold Miner ETF   57060U100    5,349    104,000   SH    CALL     Sole                   104,000
Market Vectors ETF Tr   Gold Miner ETF   57060U100    3,307     64,300   SH             Sole                    64,300
Marvell Technology
 Group Ltd              Com              G5876H105    2,770    200,000   SH    CALL     Sole                   200,000
Micron Technology Inc   Com              595112103      399     63,500   SH             Sole                    63,500
Mylan Inc               Note 1.250% 3/1  628530AG2   27,435 27,177,000  PRN             Sole                27,177,000
NetApp Inc              Note 1.750% 6/0  64110DAB0   46,036 36,500,000  PRN             Sole                36,500,000
Oil Sts Intl Inc        Note 2.375% 7/0  678026AB1   54,231 22,491,000  PRN             Sole                22,491,000
Omnicare Inc            Note 3.750%12/1  681904AN8   39,123 27,985,000  PRN             Sole                27,985,000
Omnicom Group Inc       Com              681919106    1,193     26,750   SH             Sole                    26,750
PDL BioPharma Inc       Note 3.750% 5/0  69329YAC8   10,959 10,850,000  PRN             Sole                10,850,000
Pharmasset Inc          Com              71715N106    8,295     64,700   SH    CALL     Sole                    64,700
PowerShs DB US Dollar
 Index                  Doll Indx Bull   73936D107      899     40,000   SH    CALL     Sole                    40,000
Radio One Inc           Cl D non vtg     75040P405       50     50,000   SH             Sole                    50,000
Raytheon Co             Com              755111507    4,838    100,000   SH    PUT      Sole                   100,000
Resolute Energy Corp    *W exp 09/25/201 76116A116   14,786  1,369,100   SH             Sole                 1,369,100
Sanofi                  Right 12/31/2020 80105N113      884    736,533   SH             Sole                   736,533
Seadrill Ltd            Com              G7945E105    9,954    300,000   SH    PUT      Sole                   300,000
Select Sector SPDR Tr   SBI Cons Discr   81369Y407   10,293    263,800   SH    PUT      Sole                   263,800
Select Sector SPDR Tr   SBI Cons Stpls   81369Y308   11,021    339,200   SH    PUT      Sole                   339,200
Select Sector SPDR Tr   SBI Int-Energy   81369Y506    9,042    130,800   SH    PUT      Sole                   130,800
Select Sector SPDR Tr   SBI Int-Finl     81369Y605   10,252    788,600   SH    PUT      Sole                   788,600
Select Sector SPDR Tr   SBI Healthcare   81369Y209   10,650    307,000   SH    PUT      Sole                   307,000
Select Sector SPDR Tr   SBI Int-Inds     81369Y704    9,990    296,000   SH    PUT      Sole                   296,000
Select Sector SPDR Tr   SBI Materials    81369Y100    2,660     79,400   SH    PUT      Sole                    79,400
Select Sector SPDR Tr   Technology       81369Y803   19,571    769,000   SH    PUT      Sole                   769,000
Select Sector SPDR Tr   SBI Int-Utils    81369Y886    3,526     98,000   SH    PUT      Sole                    98,000
Smithfield Foods Inc    Note 4.000% 6/3  832248AR9   33,776 27,600,000  PRN             Sole                27,600,000
SPDR Gold Shares        Gold Shs         78463V107   11,369     74,800   SH    CALL     Sole                    74,800
SPDR S&P 500 ETF Trust  Tr Unit          78462F103   12,550    100,000   SH    PUT      Sole                   100,000
SPDR S&P 500 ETF Trust  Tr Unit          78462F103   12,550    100,000   SH    CALL     Sole                   100,000
Teradyne Inc            Note 4.500% 3/1  880770AE2  118,077 46,214,000  PRN             Sole                46,214,000
Theravance Inc          Note 3.000% 1/1  88338TAA2    3,223  3,005,000  PRN             Sole                 3,005,000
Trina Solar Ltd         Note 4.000$ 7/1  89628EAA2   10,995 14,326,000  PRN             Sole                14,326,000
Triumph Group Inc       Note 2.625%10/0  896818AB7   24,689 11,500,000  PRN             Sole                11,500,000
Universal Business Pmt
 Sol A                  Com              913384103    3,050    525,000   SH             Sole                   525,000
Universal Business Pmt
 Sol A                  *W exp 05/09/201 913384111    3,050    525,000   SH             Sole                   525,000
USEC Inc                Note 3.000%10/0  90333EAC2    5,150 11,195,000  PRN             Sole                11,195,000
USEC Inc                Com              90333E108    2,305  2,021,800   SH    PUT      Sole                 2,021,800
Virgin Media Inc        Note 6.500%11/1  92769LAB7   38,812 27,998,000  PRN             Sole                27,998,000
WESCO Intl Inc          Dbcv 6.000% 9/1  95082PAH8   19,339  9,550,000  PRN             Sole                 9,550,000
Yahoo Inc               Com              984332106    6,452    400,000   SH             Sole                   400,000
Yahoo Inc               Com              984332106    1,774    109,900   SH    CALL     Sole                   109,900
Yahoo Inc               Com              984332106    6,452    400,000   SH    PUT      Sole                   400,000